Note 8 - Basic and Diluted Net Income (Loss) Per Share - Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$ (583)	$ 1,971
Weighted Average Number of Shares Outstanding, Basic, Total (in shares)	3,899,431	3,899,431
Potentially dilutive shares from stock options (in shares)	0	34,000
Shares used in computing diluted income (loss) per share (in shares)	3,899,000	3,933,071
Basic net income (loss) per share (in dollars per share)	$ (0.15)	$ 0.51
Diluted net income (loss) per share (in dollars per share)	$ (0.15)	$ 0.50